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       [LETTERHEAD OF SUTHERLAND, ASBILL & BRENNAN, L.L.P. APPEARS HERE]

                                  May 5, 1997


VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                                   Re:  ML of New York Variable Annuity
                                        Separate Account A
                                        ML Life Insurance Company of New York
                                        (File No. 33-43654)
                                        -------------------------------------

Commissioners:

        On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus and statement of additional information dated May 1, 1997 that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

        If you have any questions regarding this certification, please call the undersigned at (202) 383-0314.

                                        Sincerely,

                                        /s/ Kimberly J. Smith
                                        -----------------------------
                                        Kimberly J. Smith

cc: Edward W. Diffin, Jr., Esq.